Brown Advisory Sustainable Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.1%
Communication Services - 4.7%
111,736	Alphabet, Inc. - Class A*	310,776,924
Consumer Discretionary - 11.5%
86,067	Amazon.com, Inc.*	280,574,117
61,908	Chipotle Mexican Grill, Inc.*	97,940,313
715,713	Etsy, Inc.*	88,948,812
440,903	Home Depot, Inc.	131,975,495
1,236,643	NIKE, Inc.	166,402,682
		765,841,419
Financials - 4.6%
1,091,689	Blackstone, Inc.	138,579,002
333,697	MSCI, Inc.	167,809,547
		306,388,549
Health Care - 23.6%
231,021	Bio-Rad Laboratories, Inc.*	130,117,958
924,085	Danaher Corp.	271,061,853
1,571,851	Edwards Lifesciences Corp.*	185,038,300
418,254	IDEXX Laboratories, Inc.*	228,810,033
410,705	Thermo Fisher Scientific, Inc.	242,582,908
617,567	UnitedHealth Group, Inc.	314,940,643
483,182	West Pharmaceutical Services, Inc.	198,447,679
		1,570,999,374
Industrials - 6.6%
611,527	Enphase Energy, Inc.*	123,393,918
1,470,685	Fortive Corp.	89,608,837
1,050,215	Verisk Analytics, Inc.	225,407,645
		438,410,400
Information Technology - 41.3%
425,804	Adobe, Inc.*	194,004,818
1,070,550	Analog Devices, Inc.	176,833,449
715,713	Autodesk, Inc.*	153,413,082
902,946	Block, Inc.*	122,439,478
1,298,551	Cadence Design Systems, Inc.*	213,559,697
3,626,883	Dynatrace, Inc.*	170,826,189
542,070	Intuit, Inc.	260,648,939
2,571,433	Marvell Technology, Inc.	184,397,460
1,025,251	Microsoft Corp.	316,095,136
422,784	Monolithic Power Systems, Inc.	205,337,733
998,072	NVIDIA Corp.	272,333,926
336,717	ServiceNow, Inc.*	187,514,330
1,312,141	Visa, Inc.	290,993,510
		2,748,397,747
Materials - 1.8%
703,634	Ecolab, Inc.	124,233,619
Total Common Stocks (Cost $4,203,376,107)		6,265,048,032

Real Estate Investment Trusts - 3.8%
1,020,722	American Tower Corp.	256,425,781
Total Real Estate Investment Trusts (Cost $217,150,162)		256,425,781

Short-Term Investments - 1.7%
Money Market Funds - 1.7%
111,272,094	First American Government Obligations Fund - Class Z, 0.15%#	111,272,094
Total Short-Term Investments (Cost $111,272,094)		111,272,094
Total Investments - 99.6% (Cost $4,531,798,363)		6,632,745,907
Other Assets in Excess of Liabilities - 0.4%		26,459,993
NET ASSETS - 100.0%		$6,659,205,900

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.